Reclassifications from Accumulated Other Comprehensive Income	9 Months Ended
Sep. 30, 2013
Reclassifications from Accumulated Other Comprehensive Income [Abstract]
Reclassifications from Accumulated Other Comprehensive Income
Reclassifications from Accumulated Other Comprehensive Income
Gains and losses deferred in "Accumulated other comprehensive income (loss)" ("AOCI") are reclassified and recognized in the Condensed Consolidated Statements of Income when they are realized. The items in the table below do not have an income tax effect because they are either permanent differences in the income tax calculation or they relate to jurisdictions where the company has established full valuation allowances against its deferred tax assets. Amounts of (income) expense reclassified from AOCI are as follows (in thousands):

AOCI Component	Line Items Affected by Reclassifications from AOCI in the Condensed Consolidated Statements of Income	(Income) / expense reclassified from AOCI for the quarter ended September 30,		(Income) / expense reclassified from AOCI for the nine months ended September 30,
		2013	2012	2013	2012
Available-for-sale investment	Other income (expense), net	$—	$—	$(561)	$—
Currency hedge portfolio derivatives	Net sales	6,114	753	21,328	(3,628)
Bunker fuel forward contracts	Cost of sales	(2,277)	(3,822)	(7,267)	(13,475)
Prior service cost and recognized actuarial loss amortization related to pensions*		342	274	1,018	805
* These accumulated other comprehensive income components are included in the computation of net periodic pension cost. See Note 9 for further details.

The changes in the components of accumulated other comprehensive income, net of tax, for the quarter and nine months ended September 30, 2013 were as follows:

(In thousands)	Net cumulative currency translation gains (losses)	Net unrealized losses on qualifying cash flow hedges	Unrealized gains on available-for-sale investment	Net unrecognized losses related to pension and severance plans (1)	Total
Balance at June 30, 2013	$252	$(8,463)	$—	$(24,977)	$(33,188)
Other comprehensive income (loss) before reclassifications	(753)	(6,183)	—	(42)	(6,978)
Amounts reclassified from accumulated other comprehensive income	—	3,837	—	342	4,179
Net current-period other comprehensive income	(753)	(2,346)	—	300	(2,799)
Balance at September 30, 2013	$(501)	$(10,809)	$—	$(24,677)	$(35,987)

(In thousands)	Net cumulative currency translation gains (losses)	Net unrealized losses on qualifying cash flow hedges	Unrealized gains on available-for-sale investment	Net unrecognized losses related to pension and severance plans (1)	Total
Balance at December 31, 2012	$(120)	$(16,562)	$404	$(24,247)	$(40,525)
Other comprehensive income (loss) before reclassifications	(381)	(8,308)	157	(1,448)	(9,980)
Amounts reclassified from accumulated other comprehensive income	—	14,061	(561)	1,018	14,518
Net current-period other comprehensive income	(381)	5,753	(404)	(430)	4,538
Balance at September 30, 2013	$(501)	$(10,809)	$—	$(24,677)	$(35,987)
(1) Net of deferred tax liability of $150, $153 and $283 as of September 30, 2013, June 30, 2013 and December 31, 2012, respectively.